Capital Structure, Financial Risk and Related Items - Share Capital Reduction (Details) kr / shares in Units, $ in Millions		12 Months Ended
	Mar. 12, 2025 DKK (kr) kr / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 DKK (kr) kr / shares shares
Capital Structure, Financial Risk And Related Items [Abstract]
Share capital reduction	kr 2,076,853	$ 0.0	kr 2,000,000
Number of treasury shares cancelled (in shares) | shares	2,076,853	2,076,853	2,076,853
Par value per share (in DKK per share) | kr / shares	kr 1		kr 1